Loans - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gain on sold loans		$ 357	$ 212	$ 279	$ 252
VISA Loan Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gain on sold loans	$ 150	$ 150
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due for a loan to remain on accrual status		90 days		90 days